RESTATEMENT OF PRIOR ISSUED FINANCIALS (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF ERROR CORRECTIONS

Accordingly, the following table summarizes the error corrections to the Company’s consolidated statement of cashflows for the year ended December 31, 2022.

	31-Dec-22
	As Previously Reported	Impact of Adjustment	As Revised
Consolidated Statement of Cashflows
Amortization of debt discount	2,512,725	(191,714)	2,321,011
Stock based compensation	1,044,691	(11)	1,044,680
Accounts payable and accrued liabilities	923,107	(6,853)	916,254
Interest payable	361,588	1,832,265	2,193,853
Net Cash used in Operating Activities	(2,886,337)	1,633,687	(1,252,650)
Proceeds from convertible notes issued	1,747,680	279,890	2,027,570
Repayment on convertible notes	1,146,359	(1,918,077)	(771,718)
Proceeds from issuance of notes payable	3,448,246	10,001	3,458,247
Proceeds from related parties	229,281	(1)	299,280
Finance lease payments	(72,768)	(5,500)	(78,268)
Net cash provided by Financing Activities	2,244,244	(1,633,687)	610,557